Income Taxes - Schedule Of Deferred Tax Assets And Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Reserves on assets	$ 8,140	$ 6,435
Liabilities not yet deductible	3,040	3,786
Interest expense limitation	7,863	5,491
Other	1,764	2,570
Total gross deferred tax assets	20,807	18,282
Deferred tax liabilities:
Tradename	32,713	31,962
Intangible assets	43,965	45,956
Goodwill	7,969	5,743
Inventory		832
Property, plant and equipment	6,205	5,125
Total gross deferred tax liabilities	90,852	89,618
Net deferred tax liabilities	$ 70,045	$ 71,336